Business Combinations (Details) (Parenthetical) - BRL (R$) R$ in Thousands		Oct. 29, 2021	Dec. 31, 2022	Dec. 31, 2021		Mar. 02, 2021	Dec. 31, 2020
Business Combinations
Intangible assets - Customer Portfolio			R$ 3,834	R$ 83,589	[1]
Intangible assets - Trade agreement	[2]			247,622
Inventories	[3]			4,534
Intangible assets - Software			R$ 3,225	11,036	[4]
Customer Portfolio [member]
Business Combinations
Percentage of receivables		8.00%
Business combinations
Business Combinations
Intangible assets - Software						R$ 11,036
Accounts receivable from customers, gross contractual amounts				24,344
Accounts receivable from customers which were uncollectible on the acquisition date							R$ 3,746
SEL
Business Combinations
Intangible assets - Customer Portfolio	[1]			18,783
Intangible assets - Trade agreement	[2]			0
Inventories	[3]			0
Intangible assets - Software	[4]			1,296
SEL | Customer Portfolio [member]
Business Combinations
Intangible assets - Customer Portfolio						R$ 18,783
Redação Nota 1000
Business Combinations
Intangible assets - Customer Portfolio	[1]			0
Intangible assets - Trade agreement	[2]			0
Inventories	[3]			0
Intangible assets - Software	[4]			5,692
EMME
Business Combinations
Intangible assets - Customer Portfolio	[1]			0
Intangible assets - Trade agreement	[2]			0
Inventories	[3]			0
Intangible assets - Software	[4]			4,048
De Gouges
Business Combinations
Useful life measured as period of time, intangible assets other than goodwill		10 years
Intangible assets - Customer Portfolio	[1]			64,806
Intangible assets - Trade agreement		R$ 247,622		247,622	[2]
Estimated sales rate		10.00%
Inventories		R$ 4,534		4,534	[3]
Estimated sale rate for inventory		33.00%
Intangible assets - Software	[4]			R$ 0
De Gouges | Customer Portfolio [member]
Business Combinations
Intangible assets - Customer Portfolio		R$ 64,806

[1]	As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 14.
[2]	As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.
[3]	As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.
[4]	As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. See Note 14.